LEASE OBLIGATIONS - Summary of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 6,684,764	$ 3,134,852
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	1,348,589	1,233,652
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	278,995	262,840
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	1,826,769	1,109,521
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 3,230,411	$ 528,839